Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues		$ 3,368	$ 1,729
Cost of revenues		1,066	1,116
Gross profit		2,302	613
Research and development, net		25,904	16,984
Sales and marketing		3,427	1,137
General and administrative		6,587	1,793
Total operating expenses		35,918	19,914
Operating loss		(33,616)	(19,301)
Financing expenses (income), net		(4,233)	22,944
Net loss		$ (29,383)	$ (42,245)
Basic and diluted loss per ordinary share (in Dollars per share)		$ (0.46)	$ (4.4)
Weighted-average number of ordinary shares * (in Shares)	[1]	63,341,817	9,596,666

[1]	Prior share and per share information has been retroactively adjusted to reflect the recapitalization of the Company on October 7, 2021, which included the conversion of preferred shares and exercise of warrants, a 1:46.25783 stock split and a change in the par value per share of the ordinary shares from NIS 0.01 to NIS 0.000216 per share. See Note 7.